RELATED PARTIES (Details Narrative) ₪ in Thousands, $ in Thousands																						1 Months Ended	3 Months Ended				12 Months Ended
	Dec. 22, 2024 USD ($)	Nov. 12, 2024 USD ($)	Nov. 05, 2024 USD ($)	Nov. 03, 2024 shares	Sep. 09, 2024 USD ($)	Sep. 09, 2024 ILS (₪)	Jan. 08, 2024 USD ($)	Jan. 08, 2024 USD ($)	Dec. 20, 2023 USD ($)	Dec. 19, 2023 USD ($)	Jun. 21, 2023 shares	Apr. 27, 2023 shares	Feb. 13, 2023 shares	Aug. 29, 2022 USD ($)	Aug. 29, 2022 ILS (₪)	Aug. 28, 2022 USD ($)	Apr. 18, 2022 ILS (₪)	Jan. 31, 2022 shares	Jun. 23, 2021 USD ($)	Jun. 23, 2021 ILS (₪)	Nov. 06, 2020 USD ($)	Mar. 31, 2023 shares	Jun. 30, 2024 shares	[1]	Mar. 31, 2024 shares	[1]	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Monthly fee																											$ 400	$ 400
Annual fees																			$ 31	₪ 100
Compensation description																			In addition, each member of the Board will receive a one-time grant of options to purchase shares of the Company representing 0.25% of the Company’s outstanding share capital as of the date of the approval. The terms of the grant have not yet been determined.	In addition, each member of the Board will receive a one-time grant of options to purchase shares of the Company representing 0.25% of the Company’s outstanding share capital as of the date of the approval. The terms of the grant have not yet been determined.
Common Stock [Member]
Issuance of shares for standby equity purchase agreement II, shares | shares											32,143	2,143	3,572										1,142,480		28,333		6,666,667	110,554
Consulting Agreement [Member]
Issuance of shares for standby equity purchase agreement II, shares | shares																		1,286
Mr.David Palach [Member]
Monthly fee																$ 6			$ 14
Reimbursement expenses																			$ 1
Common stock percentage																			4.50%	4.50%
Debt payable																			$ 8
Mr.David Palach [Member] | Maximum [Member]
Monthly consultancy fee										$ 1
Mr.David Palach [Member] | Common Stock [Member]
Issuance of shares for standby equity purchase agreement II, shares | shares																						42,858
Mr.David Palach [Member] | Consulting Agreement [Member]
Monthly consultancy fee																					$ 8
Board of Directors Chairman [Member]
Monthly consultancy fee	$ 10	$ 8
Reimbursement expenses			$ 7						$ 10
Issuance of shares for standby equity purchase agreement II, shares | shares				50,000
Monthly salary					$ 15	₪ 8	$ 15	$ 15						$ 25
Board of Directors Chairman [Member] | Maximum [Member]
Monthly consultancy fee										$ 1				8
Board of Directors Chairman [Member] | Minimum [Member]
Monthly consultancy fee														6
Board of Directors Chairman [Member] | Consulting Agreement [Member]
Monthly consultancy fee | ₪															₪ 25
Monthly fee																			5
Reimbursement expenses																			$ 1
Common stock percentage																			1.50%	1.50%
Board of Directors Chairman [Member] | Consulting Agreement [Member] | Maximum [Member]
Monthly consultancy fee														10
Board of Directors Chairman [Member] | Consulting Agreement [Member] | Minimum [Member]
Monthly consultancy fee														$ 8
Ms Lital Barda [Member]
Monthly salary | ₪																	₪ 25
Ms Barda [Member]
Monthly salary								$ 7

[1]	Less than $1 thousand.